Cover	Sep. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2023
Entity File Number	000-55680
Entity Registrant Name	CITRINE GLOBAL, CORP.
Entity Central Index Key	0001498067
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Golden Beach
Entity Address, City or Town	Caesarea
Entity Address, Country	IL
Entity Address, Postal Zip Code	3088900
City Area Code	+ (972)
Local Phone Number	9 855 1422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable